INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 1,985	$ 17,270	$ 2,415	$ 695	$ (18,906)	$ 3,459
Balance, shares at Dec. 31, 2017	2,028,552					2,028,552
Stock-based compensation
Comprehensive income (loss):
Net income (loss)					(1,513)	(1,513)
Foreign currency translation adjustments			(137)			(137)
Balance at Jun. 30, 2018	$ 1,985	17,270	2,278	695	(20,419)	1,809
Balance, shares at Jun. 30, 2018	2,028,552
Balance at Dec. 31, 2017	$ 1,985	17,270	2,415	695	(18,906)	$ 3,459
Balance, shares at Dec. 31, 2017	2,028,552					2,028,552
Stock-based compensation				56		$ 56
Transaction with controlling shareholder				49		49
Comprehensive income (loss):
Net income (loss)					(2,607)	(2,607)
Foreign currency translation adjustments			(75)			(75)
Balance at Dec. 31, 2018	$ 1,985	17,270	2,340	800	(21,513)	$ 882
Balance, shares at Dec. 31, 2018	2,028,552					2,028,552
Issuance of Share capital in rights offering, net	$ 1,979	1,313				$ 3,292
Issuance of Share capital in rights offering, net, shares	2,351,701
Stock-based compensation				62		62
Transaction with controlling shareholder				29		29
Comprehensive income (loss):
Net income (loss)					1,032	1,032
Foreign currency translation adjustments			(1)			(1)
Balance at Jun. 30, 2019	$ 3,964	$ 18,583	$ 2,339	$ 891	$ (20,481)	$ 5,296
Balance, shares at Jun. 30, 2019	4,380,253					4,380,253